Contracts with Customers - Schedule of Total Movements in Allowance for Credit Losses for Trade Receivable (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 8.4	$ 0.0		$ 0.0
Provision for credit losses	11.5	8.4	$ 0.0	19.9	$ 0.0
Write-off charged against allowance	(1.7)
Ending balance	$ 18.2	$ 8.4		$ 18.2